CONSOLIDATED BALANCE SHEET - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Current assets
Cash and cash equivalents	$ 535.1	$ 339.5
Trade receivables (net of allowance of $9.9 and $9.1 at December 31, 2019 and 2018, respectively)	401.9	535.0
Inventories	847.7	918.9
Prepaid and other current assets	225.8	170.1
Current assets held for sale	9.2	459.5
Total current assets	2,019.7	2,423.0
Non-current assets
Property, plant and equipment – net	389.4	317.3
Goodwill	269.9	265.2
Intangible assets – net	9.7	11.4
Other assets	506.3	400.6
Non-current assets held for sale	0.6	68.4
Total assets	3,195.6	3,485.9
Current liabilities
Current portion of long-term debt	6.9	4.1
Trade accounts payable	508.1	687.2
Accrued compensation and benefits	100.3	123.1
Other current liabilities	248.7	220.8
Current liabilities held for sale	8.4	179.5
Total current liabilities	872.4	1,214.7
Non-current liabilities
Long-term debt, less current portion	1,168.8	1,210.6
Other non-current liabilities	220.9	113.1
Non-current liabilities held for sale	1.2	86.5
Total liabilities	2,263.3	2,624.9
Commitments and contingencies
Stockholders’ equity
Common stock, $.01 par value – authorized 300.0 shares; issued 82.2 and 81.3 shares at December 31, 2019 and 2018, respectively	0.8	0.8
Additional paid-in capital	824.4	797.3
Retained earnings	771.4	749.0
Accumulated other comprehensive income (loss)	(257.5)	(284.8)
Less cost of shares of common stock in treasury – 11.8 and 11.7 shares at December 31, 2019 and 2018, respectively	(406.8)	(401.8)
Total Terex Corporation stockholders’ equity	932.3	860.5
Noncontrolling interest	0.0	0.5
Total stockholders’ equity	932.3	861.0
Total liabilities and stockholders’ equity	$ 3,195.6	$ 3,485.9